Discontinued Operation	12 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION
14.	DISCONTINUED OPERATION

In November 2018, the Company entered into an agreement with a third-party company to dispose its battery cell production line. The production line was disposed in December 2018. After the disposal, the Company is no longer engaged in the manufacturing of battery cells. The disposal of the production line was treated as a discontinued operation for all fiscal years presented.

Due to the impact of COVID-19, the revenue of rental business decreased after December 2019, which led to the termination of the cooperation with its sublease agents from January 2020 to July 2020. Therefore, management decided to dispose majority of its rental assets, mainly batteries and E-bicycle, before September 30, 2021. The disposal of the Company’s rental business was also treated as a discontinued operation for all fiscal years presented.

The assets and liabilities of the discontinued operations, which are included in “Current assets of discontinued operation” and “Current liabilities of discontinued operation”, on the Consolidated Balance Sheets, consist of the following:

	As of September 30,
	2021	2022
Assets of discontinued operation
Accounts receivable	$82,790	$-
Advance to suppliers	1,135	-
Other receivable and prepaid expense	8,072	-
Total current assets	91,997	-
Property and equipment, net	46,381	-
Total assets	$138,378	$-

Liabilities of discontinued operation
Accounts payable	$293,073	$207,206
Advance from customers	35,971	-
Other payable	664	62,119
Income tax payable	479,513	434,343
Total current liabilities	809,221	703,668
Total liabilities	$809,221	$703,668

The following are revenues and income (loss) from discontinued operation:

	Years Ended September 30,
	2020	2021	2022
Net revenues	$1,595,227	$342,636	$1,335
Cost of revenues	(1,348,578)	(292,266)	(1,795)
Loss from discontinued operation before income tax	(76,291)	(26,272)	(81,605)
Income tax benefit (expense)	18,915	(10,132)	-
Loss from discontinued operation, net of income tax	$(57,376)	$(36,404)	$(81,605)